Label	Element	Value
Baron Partners Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Partners Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Partners Fund® (the “Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating
Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a non-diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. growth companies of any market capitalization. BAMCO, Inc. (“BAMCO” or the “Adviser”) seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. To take advantage of opportunities to invest, the Fund may borrow money from banks (leverage) in an amount up to one‑third of its total assets, which include assets purchased with borrowed money.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Although Baron Partners Fund was registered as a mutual fund on April 30, 2003, it has been managed in the same style and by the same portfolio manager since the predecessor partnership’s inception on January 31, 1992, and since its conversion to a Delaware statutory trust structure on April 30, 2003. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor partnership’s. The following information shows the Fund’s annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a partnership and since it converted to a mutual fund. The predecessor partnership charged a 20% performance fee after it reached a certain performance benchmark. If the annual returns for the Fund did not reflect the performance fee for the years the partnership charged a performance fee, the returns would have been higher. The Fund does not charge a performance fee. From its inception on January 31, 1992 through April 30, 2003, the predecessor partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”), or the Internal Revenue Code of 1986, as amended (the “Code”), which if they had been applicable, might have adversely affected its performance. The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, 10 years, and since inception compare with those of a style-specific index (one reflecting the market segments in which the Fund invests), and a broad-based index, in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at BaronCapitalGroup.com/daily-prices-and-performance or by calling 1‑800‑99BARON (1-800-992-2766).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, 10 years, and since inception compare with those of a style-specific index (one reflecting the market segments in which the Fund invests), and a broad-based index, in that order.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800‑99BARON (1-800-992-2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	BaronCapitalGroup.com/daily-prices-and-performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	6/30/20: 49.36%
Worst Quarter:	6/30/22: (30.59)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/24)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	This table shows how the Fund’s performance compares to that of the Russell Midcap® Growth Index, which measures the performance of the mid-cap growth segment of the U.S. equity universe, in which the Fund invests, and the Russell 3000® Index, a broad-based securities index comprised of the 3,000 largest U.S. companies as determined by total market capitalization.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table also shows the average annual returns of the Fund’s Institutional Shares and R6 Shares, but it does not show after-tax returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes), which includes its predecessor partnership’s average annual returns, and the change in value of market indexes over various periods ended December 31, 2024. This table shows how the Fund’s performance compares to that of the Russell Midcap® Growth Index, which measures the performance of the mid-cap growth segment of the U.S. equity universe, in which the Fund invests, and the Russell 3000® Index, a broad-based securities index comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The table also shows the average annual returns of the Fund’s Institutional Shares and R6 Shares, but it does not show after-tax returns.
After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes. Because the predecessor partnership did not have a distribution policy prior to May 1, 2003, the Fund is unable to show after-tax returns prior to that date.
Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a
401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2024
Baron Partners Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non-Diversified Portfolio. The Fund is non-diversified, which means it will likely have a greater percentage of its assets in a single issuer than a diversified fund. As a result, a non-diversified fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund. As of the date of this prospectus, about 34% of the Fund’s net assets are invested in Tesla (“Tesla”) stock due to dramatic upward market movements in Tesla’s share price. For so long as the Fund maintains its investment in Tesla, the Fund’s performance will be significantly affected by the performance of Tesla stock and any decline in the price of Tesla stock would materially and adversely affect your investment in the Fund. (Please see “Tesla” in the “Principal Risks of Investing in the Fund” section of the Prospectus and “Tax Status of the Fund” in the “U.S. Federal Income Taxation” section of the Prospectus.)

Baron Partners Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fund losses may be incurred due to declines in one or more markets in which Fund investments are made.
Baron Partners Fund | Tesla [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Tesla. As of the date of this prospectus, about 34% of the Fund’s net assets are invested in Tesla stock. Therefore, the Fund is exposed to the risk that were Tesla stock to lose significant value, which could happen rapidly, the Fund’s performance would be adversely affected. Before investing in the Fund, investors should carefully consider publicly available information about Tesla. There can be no assurances that the Fund will maintain its investment in Tesla, as the Adviser maintains discretion to actively manage the Fund’s portfolio, including by decreasing or liquidating the Fund’s investment in Tesla at any time. However, for so long as the Fund maintains a substantial investment in Tesla, the Fund’s performance will be significantly affected by the performance of Tesla stock and any decline in the price of Tesla stock would materially and adversely affect your investment in the Fund.

Baron Partners Fund | Single Issuer [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Single Issuer. Single issuer risk is the possibility that factors specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the net asset value of the Fund. Due to the size of the Fund’s investment in Tesla, about 34% of its net assets as of the date of this prospectus, the net asset value of the Fund will be materially impacted by the price of Tesla stock. (Please see “Tesla” in the “Principal Risks of Investing in the Fund” section.)

Baron Partners Fund | Common CEO Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Common CEO Risk. The Fund may invest in different companies which have certain persons in common, including the Chief Executive Officer or other person or persons fundamental to the success of the company. As a result, the Fund may be exposed to risks associated with an individual which may be greater than would be the case if measured only by investments on a per company basis. Notably, the Fund has made investments in Space Exploration Technologies Corp., X.AI Holdings Corp., and Tesla, Inc., the Chief Executive Officer of each is Elon Musk. As such, the Fund may be considered to be exposed to the risk of success of Mr. Musk.

Baron Partners Fund | Industry Concentration [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Industry Concentration. From time to time, market fluctuations in the value of the Fund’s investments, combined with the Fund’s non‑diversified portfolio, may result in the Fund being concentrated in the securities of a single issuer or a small number of issuers, including in a particular industry. As a result, the Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, the Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of the Fund’s investment in Tesla, Inc., which represents about 28% of its net assets as of the date of this prospectus, the Fund will be adversely impacted by developments affecting the automotive and energy industries, as well as governmental environmental regulations. (Please see “Tesla” in the “Principal Risks of Investing in the Fund” section.)

Baron Partners Fund | Leverage [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Leverage. The Fund borrows money from banks to buy securities and pledge its assets in connection with the borrowing. If the interest expense of the borrowing is greater than the return on the securities bought, the use of leverage will decrease the return to shareholders in the Fund. Use of leverage also tends to magnify the volatility of the Fund’s returns. The greater the use of leverage by the Fund, the greater the risk of the volatility of the Fund’s returns.

Baron Partners Fund | Growth Investing [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, because growth stocks tend to be sensitive to changes in their earnings and to increasing interest rates and inflation, they tend to be more volatile than other types of stocks. In response, from time to time, growth investing as an investment style may go out of favor with investors.

Baron Partners Fund | Consumer Discretionary Sectors [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Consumer Discretionary Sector. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, inflation, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Baron Partners Fund | General Stock Market [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
General Stock Market. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence as has recently been experienced, caused, among other reasons, by increased inflation, tightening monetary policy and interest rate increases by the US Federal Reserve or similar international bodies, and reduced liquidity in financial markets may continue to negatively affect many issuers, which could have an adverse effect on your Fund investment. Events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market, such as Russia’s invasion of Ukraine in February 2022 and the world-wide response to it, have and may continue to adversely impact issuers and markets worldwide. Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. A fund’s securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, changes in trade regulations, elevated levels of government debt, internal unrest and discord, economic sanctions, regulatory events and governmental or quasi-governmental actions, among others. The active and expanding conflict in the Middle East between Israel and Hamas presents considerable market risks. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere.

Baron Partners Fund | Financials Sector [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Financials Sector. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Uncertainty in the banking and financial systems can result in significant and widespread deterioration in market and economic conditions by disrupting access to capital and other financial services, which could adversely affect the performance of the Fund.

Baron Partners Fund | Industrials Sector [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Industrials Sector. The Fund’s investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Baron Partners Fund | Risks of Emphasizing a Sector or Industry [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks of Emphasizing a Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular sector or industry, changes affecting that sector or industry may have a significant impact on the performance of the Fund’s overall portfolio. The economies and financial markets of certain regions — such as Latin America, Asia, and Europe and the Mediterranean region — can be interdependent and may all decline at the same time.

Baron Partners Fund | Small and Mid Sized Companies [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Sized Companies. The Adviser believes there is more potential for capital appreciation in small- and mid-sized companies, but there also may be more risk. Securities of small- and mid-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and mid-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and mid-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and mid-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Baron Partners Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Operating Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.94%
Total Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
1	rr_ExpenseExampleYear01	$ 227
3	rr_ExpenseExampleYear03	700
5	rr_ExpenseExampleYear05	1,200
10	rr_ExpenseExampleYear10	$ 2,575
2015	rr_AnnualReturn2015	(2.71%)
2016	rr_AnnualReturn2016	4.04%
2017	rr_AnnualReturn2017	31.54%
2018	rr_AnnualReturn2018	(2.01%)
2019	rr_AnnualReturn2019	44.97%
2020	rr_AnnualReturn2020	148.56%
2021	rr_AnnualReturn2021	31.39%
2022	rr_AnnualReturn2022	(42.56%)
2023	rr_AnnualReturn2023	43.10%
2024	rr_AnnualReturn2024	32.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	49.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.59%)
1 year	rr_AverageAnnualReturnYear01	32.74%
5 years	rr_AverageAnnualReturnYear05	28.93%
10 years	rr_AverageAnnualReturnYear10	21.02%
Since Inception	rr_AverageAnnualReturnSinceInception	15.53%
Inception date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 1992
Baron Partners Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Operating Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.94%
Total Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
1	rr_ExpenseExampleYear01	$ 202
3	rr_ExpenseExampleYear03	624
5	rr_ExpenseExampleYear05	1,073
10	rr_ExpenseExampleYear10	$ 2,317
1 year	rr_AverageAnnualReturnYear01	33.08%	[1]
5 years	rr_AverageAnnualReturnYear05	29.26%	[1]
10 years	rr_AverageAnnualReturnYear10	21.34%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	15.67%	[1]
Inception date	rr_AverageAnnualReturnInceptionDate	May 29, 2009	[1]
Baron Partners Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Operating Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.94%
Total Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
1	rr_ExpenseExampleYear01	$ 202
3	rr_ExpenseExampleYear03	624
5	rr_ExpenseExampleYear05	1,073
10	rr_ExpenseExampleYear10	$ 2,317
1 year	rr_AverageAnnualReturnYear01	33.08%	[1]
5 years	rr_AverageAnnualReturnYear05	29.26%	[1]
10 years	rr_AverageAnnualReturnYear10	21.34%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	15.67%	[1]
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2016	[1]
Baron Partners Fund | Return after taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	32.52%
5 years	rr_AverageAnnualReturnYear05	27.99%
10 years	rr_AverageAnnualReturnYear10	20.56%
Since Inception	rr_AverageAnnualReturnSinceInception	15.23%
Inception date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 1992
Baron Partners Fund | Return after taxes on distributions and sale of Fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	19.56%
5 years	rr_AverageAnnualReturnYear05	23.97%
10 years	rr_AverageAnnualReturnYear10	18.20%
Since Inception	rr_AverageAnnualReturnSinceInception	14.40%
Inception date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 1992
Baron Partners Fund | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	22.10%
5 years	rr_AverageAnnualReturnYear05	11.47%
10 years	rr_AverageAnnualReturnYear10	11.54%
Since Inception	rr_AverageAnnualReturnSinceInception	10.26%
Baron Partners Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	23.81%
5 years	rr_AverageAnnualReturnYear05	13.86%
10 years	rr_AverageAnnualReturnYear10	12.55%
Since Inception	rr_AverageAnnualReturnSinceInception	10.49%

[1]	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.